FINANCIAL INCOME (EXPENSES), NET	12 Months Ended
Dec. 31, 2017
Other Income and Expenses [Abstract]
Other Nonoperating Income and Expense [Text Block]
NOTE 15:-	FINANCIAL INCOME (EXPENSES), NET

	Year Ended December 31,
	2015	2016	2017

Financial expenses:
Loss related to non-hedging derivative instruments	$(230)	$(90)	$(9)
Interest	(278)	(262)	(294)
Amortization of marketable securities premiums and accretion of discounts, net	(1,094)	(853)	(570)
Exchange rate differences	-	(519)	(73)
Other	(286)	(283)	(273)

	(1,888)	(2,007)	(1,219)
Financial income:
Interest and other	2,302	1,847	1,209
Exchange rate differences	28	-	-

	2,330	1,847	1,209

	$442	$(160)	$(10)